Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001742927
Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES